Condensed consolidated interim statement of financial position - CHF (SFr)	Jun. 30, 2026	Dec. 31, 2025
Assets
Property, plant and equipment	SFr 4,266,000	SFr 5,229,000
Intangible assets	0	2,000
Total non-current assets	4,266,000	5,231,000
Short-term time deposits	0	10,405,000
Other current assets	2,161,000	1,985,000
Trade and other receivables	1,341,000	1,834,000
Cash and cash equivalents	67,930,000	82,653,000
Total current assets	71,432,000	96,876,000
Total assets	75,698,000	102,107,000
Shareholders' equity and liabilities
Share capital	4,037,464	4,037,464
Additional paid-in capital	390,917,000	389,179,000
Treasury share reserve	(1,233,000)	(1,129,000)
Cumulative losses	(335,177,000)	(311,753,000)
Total shareholders' equity	58,544,000	80,334,000
Trade and other payables	160,000	160,000
Lease liability	1,832,000	2,438,000
Employee benefits	5,342,000	8,147,000
Total non-current liabilities	7,334,000	10,746,000
Trade and other payables	1,765,000	1,767,000
Accrued expenses	6,845,000	8,055,000
Lease liability	1,210,000	1,206,000
Total current liabilities	9,820,000	11,027,000
Total liabilities	17,154,000	21,772,000
Total shareholders' equity and liabilities	SFr 75,698,000	SFr 102,107,000